Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2023
Capital commitments [abstract]
Summary of Capital Commitments	The Company had the following capital commitments as at September 30, 2023:

September 30, 2023
(Unaudited)
Construction in progress	12,491